S000074757 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
iShares Paris-Aligned Climate Optimized MSCI USA ETF | iShares Paris-Aligned Climate Optimized MSCI USA ETF
Prospectus [Line Items]
Annual Return [Percent]	24.49%	29.79%